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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/06
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):    / / is a restatement
                                        / / adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------

                 -------------------------------------

Form 13F File Number: 28-11169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC

Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Keith S. Marlowe                Bala Cynwyd, PA    May 15, 2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: $281,531
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE.

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                           FORM 13F INFORMATION TABLE

                                             MARKET VALUE
                          TITLE OF             (X$1000)     SHARE/PRN     SHARE/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
   NAME OF ISSUER          CLASS     CUSIP       (USD)        AMOUNT       PRN   CALL DISCRETION  MANGERS      SOLE    SHARED  NONE
-----------------         --------   -----   ------------   ---------     ------ ---- ----------  -------      ----    ------  ----
AMDOCS LTD                 COM     G02602103     3,619           100,900   SH            SOLE                 100,900
ABGENIX INC                CNV     00339BAB3    11,769        11,888,000   PRN           SOLE              11,888,000
AFFYMETRIX INC             CNV     00826TAF5     7,703         6,500,000   PRN           SOLE               6,500,000
AMERICAN FIN REALTY TRUST  CNV     02607PAB3     4,874         5,500,000   PRN           SOLE               5,500,000
AMERICREDIT CORP           CNV     03060RAM3     6,750         4,000,000   PRN           SOLE               4,000,000
AMGEN INC                  COM     031162100     1,644            22,600   SH            SOLE                  22,600
APRIA HEALTHCARE GROUP
 INC                       CNV     037933AB4     5,790         6,000,000   PRN           SOLE               6,000,000
ARVINMERITOR INC           COM     043353101     2,132           143,000   SH            SOLE                 143,000
AXCAN PHARMA INC           CNV     054923AB3    10,152         9,750,000   PRN           SOLE               9,750,000
BEST BUY INC               COM     086516101     4,771            85,300   SH            SOLE                  85,300
CEPHALON INC               CNV     156708AP4    14,088        10,000,000   PRN           SOLE              10,000,000
CYTRX CORPORATION          COM     232828301     1,500           793,651   SH            SOLE                 793,651
DEVON ENERGY               CNV     25179MAA1       799           689,000   PRN           SOLE                 689,000
DEVON ENERGY               CNV     25179MAB9    12,284        10,590,000   PRN           SOLE              10,590,000
ELINEAR INC                COM     286590203        27            85,777   SH            SOLE                  85,777
FIBERNET TELECOM GROUP
 INC                       COM     315653402       845           238,095   SH            SOLE                 238,095
GENTA INC                  COM     37245M207       324           150,000   SH            SOLE                 150,000
GREY GLOBAL GROUP INC      CNV     39787MAB4    13,860        11,200,000   PRN           SOLE              11,200,000
HORACE MANN EDUCATORS
 CORP                      COM     440327104       940            50,000   SH            SOLE                  50,000
INTEL CORP                 COM     458140100       341            17,500   SH            SOLE                  17,500
INTRAWEST CORP             COM     460915200       378            11,100   SH            SOLE                  11,100
INX INC                    WTS     46185W117       118            19,000   SH    CALL    SOLE                  19,000
IVAX CORP                  CNV     465823AG7    25,827        25,508,000   PRN           SOLE              25,508,000
K-V PHARMACEUTICAL
 COMPANY                   CNV     482740AC1    16,856        15,500,000   PRN           SOLE              15,500,000
LIGAND PHARMACEUTICALS     CNV     53220KAB4    22,599        10,782,000   PRN           SOLE              10,782,000
LIPID SCIENCES INC         COM     53630P101       201            83,892   SH            SOLE                  83,892
LOWES COS INC              CNV     548661CG0    11,188        10,000,000   PRN           SOLE              10,000,000
MAVERICK TUBE CORP         CNV     577914AB0    12,269         6,500,000   PRN           SOLE               6,500,000
MEMORY PHARMACEUTICALS
 CORP                      COM     58606R403       752           271,698   SH            SOLE                 271,698
METABASIS THERAPEUTICS,
 INC.                      COM     59101M105       857            94,309   SH            SOLE                  94,309
MICROISLET INC             COM     59507Q106        70            37,415   SH            SOLE                  37,415
MID-AMERICA APT CMNTYS
 INC                       COM     59522J103       673            12,301   SH            SOLE                  12,301
PILGRIMS PRIDE
 CORPORATION               COM     721467108     1,961            90,500   SH            SOLE                  90,500
QLT INC                    CNV     746927AB8     6,582         7,103,000   PRN           SOLE               7,103,000
RETAIL VENTURES INC        COM     76128Y102     1,951           133,100   SH            SOLE                 133,100
ROYAL CARIBBEAN CRUISES
 LTD                       CNV     780153AK8    18,160        35,037,000   PRN           SOLE              35,037,000
SEPRACOR INC               COM     817315104     2,177            44,600   SH            SOLE                  44,600
TERADYNE INC               CNV     880770AD4    24,719        25,000,000   PRN           SOLE              25,000,000
VALEANT PHARMACEUTICALS    CNV     91911XAB0    15,638        18,000,000   PRN           SOLE              18,000,000
VALEANT PHARMACEUTICALS    COM     91911X104       645            40,700   SH            SOLE                  40,700
VALEANT PHARMACEUTICALS    COM     91911X104       174            11,000   SH     PUT    SOLE                  11,000
VECTOR GROUP LTD           CNV     92240MAC2     9,848         9,860,000   PRN           SOLE               9,860,000
VERIZON GLOBAL FNDG CORP   CNV     92344GAN6     3,676         5,800,000   PRN           SOLE               5,800,000